UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2023
Date of reporting period: June 30, 2023

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio
(part of Davis Variable Account Fund, Inc.)
June 30, 2023
SEMI-ANNUAL REPORT
The Equity Specialists

DAVIS VALUE PORTFOLIO

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Monthly Holdings
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Fund’s holdings is also available at www.davisfunds.com on or about the 10th day following each month end and remains available on the website until the list is updated for the subsequent month.

DAVIS VALUE PORTFOLIO
Management’s Discussion of Fund Performance
Performance Overview
Davis Value Portfolio outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund delivered a total return of 18.75%, versus a 16.89% return for the S&P 500®.
Index Overview
S&P 500®
•Strongest performing sectors1
-Information Technology (+43%), Communication Services (+36%), and Consumer Discretionary (+33%)
•Weakest performing sectors
-Utilities (-6%), Energy (-6%), and Health Care (-1%)
Contributors2 to Performance
•Communication Services - significantly outperformed the Index sector (+87% vs +36%) and overweight (average weighting 14% vs 8%)
-Meta Platforms3 (+138%) - largest individual contributor
-Alphabet (+36%)
•Financials - outperformed the Index sector (+4% vs -1%)
-Capital One Financial (+19%), Berkshire Hathaway (+10%), and Danske Bank (+23%)
•Industrials - outperformed the Index sector (+53% vs +10%) and underweight (average weighting 2% vs 8%)
-Owens Corning (+55%)
•No exposure in Utilities or Energy and underweight in Health Care (average weighting 8% vs 14%), the three worst performing sectors of the S&P 500®, respectively.
•Underweight in weaker performing Consumer Staples sector - (average weighting 1% vs 7%)
•Individual holdings from Information Technology and Consumer Discretionary
-Applied Materials (+49%), Intel (+29%), and Microsoft (+43%)
-Amazon (+55%)
Detractors from Performance
•Significantly overweight in Financials sector - (average weighting 48% vs 12%)
-U.S. Bancorp (-22%) - largest individual detractor
-Chubb (-12%), AIA Group (-8%), DBS Group Holdings (-4%), Ping An Insurance (-1%), and Bank of New York Mellon (-1%)
•Information Technology - underperformed the Index sector (+33% vs +43%) and underweight (average weighting 15% vs 27%)
•Consumer Discretionary - underperformed the Index sector (+24% vs +33%) and underweight (average weighting 9% vs 10%)
-JD.com (-38%)
•Health Care - underperformed the Index sector (-12% vs -1%)
-Cigna Group (-15%), Viatris (-8%), and Quest Diagnostics (-9%)

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, China risk-generally, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500®  Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Value Portfolio versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2013

$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
DVP
S&P 500®
$33,532
DVP
$24,388
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23

Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	21.50%	6.79%	9.32%	6.28%	0.73%	0.73%
S&P 500® Index	19.59%	12.30%	12.86%	6.99%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (U.S.)	83.21%
Common Stock (Foreign)	16.41%
Short-Term Investments	0.52%
Other Assets & Liabilities	(0.14)%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	S&P 500®
Banks	19.61%	2.99%
Financial Services	19.54%	7.36%
Information Technology	15.85%	28.26%
Media & Entertainment	14.48%	7.45%
Consumer Discretionary Distribution & Retail	9.19%	5.46%
Health Care	7.61%	13.43%
Insurance	6.86%	2.06%
Capital Goods	3.32%	5.65%
Materials	2.48%	2.50%
Food, Beverage & Tobacco	1.06%	3.35%
Energy	–	4.11%
Utilities	–	2.58%
Real Estate	–	2.49%
Other	–	12.31%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Meta Platforms, Inc., Class A	Media & Entertainment	10.23%
Berkshire Hathaway Inc., Class A	Financial Services	8.78%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	7.57%
Wells Fargo & Co.	Banks	7.36%
Capital One Financial Corp.	Consumer Finance	6.37%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	5.62%
JPMorgan Chase & Co.	Banks	3.90%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.79%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.70%
Bank of New York Mellon Corp.	Capital Markets	3.50%

DAVIS VALUE PORTFOLIO
Expense Example (Unaudited)
As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2023. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period* (01/01/23-06/30/23)

Actual	$1,000.00	$1,187.50	$3.96
Hypothetical	$1,000.00	$1,021.17	$3.66
Hypothetical assumes 5% annual return before expenses.
* Expenses are equal to the Fund’s annualized operating expense ratio (0.73%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS VALUE PORTFOLIO
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.62%)
COMMUNICATION SERVICES – (14.42%)
Media & Entertainment – (14.42%)
Alphabet Inc., Class A *	25,530	$3,055,941
IAC Inc. *	14,230	893,644
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	2,059
Meta Platforms, Inc., Class A *	33,660	9,659,747
Total Communication Services		13,611,391
CONSUMER DISCRETIONARY – (9.16%)
Consumer Discretionary Distribution & Retail – (9.16%)
Amazon.com, Inc. *	40,670	5,301,741
Coupang, Inc., Class A (South Korea) *	46,102	802,175
JD.com, Inc., Class A, ADR (China)	22,620	772,021
Naspers Ltd. - N (South Africa)	2,590	467,912
Prosus N.V., Class N (Netherlands)	17,694	1,295,804
Total Consumer Discretionary		8,639,653
CONSUMER STAPLES – (1.06%)
Food, Beverage & Tobacco – (1.06%)
Darling Ingredients Inc. *	15,640	997,676
Total Consumer Staples		997,676
FINANCIALS – (45.84%)
Banks – (19.54%)
Danske Bank A/S (Denmark)	107,320	2,613,928
DBS Group Holdings Ltd. (Singapore)	119,877	2,799,460
JPMorgan Chase & Co.	25,278	3,676,432
U.S. Bancorp	72,680	2,401,347
Wells Fargo & Co.	162,704	6,944,207
		18,435,374
Financial Services – (19.47%)
Capital Markets – (3.50%)
Bank of New York Mellon Corp.	74,090	3,298,487
Consumer Finance – (7.19%)
American Express Co.	4,439	773,274
Capital One Financial Corp.	55,000	6,015,350
		6,788,624
Financial Services – (8.78%)
Berkshire Hathaway Inc., Class A *	16	8,284,960
		18,372,071
Insurance – (6.83%)
Life & Health Insurance – (3.45%)
AIA Group Ltd. (Hong Kong)	193,800	1,968,329
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,283,770
		3,252,099
Property & Casualty Insurance – (3.38%)
Chubb Ltd.	7,770	1,496,191
Loews Corp.	5,290	314,120
Markel Group Inc. *	1,000	1,383,180
		3,193,491
		6,445,590
Total Financials		43,253,035
HEALTH CARE – (7.58%)
Health Care Equipment & Services – (3.79%)
Cigna Group	9,437	2,648,022
Quest Diagnostics Inc.	6,600	927,696
		3,575,718
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.79%)
Viatris Inc.	358,340	$3,576,233
Total Health Care		7,151,951
INDUSTRIALS – (3.30%)
Capital Goods – (3.30%)
Orascom Construction PLC (United Arab Emirates)	13,155	52,365
Owens Corning	23,480	3,064,140
Total Industrials		3,116,505
INFORMATION TECHNOLOGY – (15.79%)
Semiconductors & Semiconductor Equipment – (13.28%)
Applied Materials, Inc.	49,400	7,140,276
Intel Corp.	56,900	1,902,736
Texas Instruments Inc.	19,390	3,490,588
		12,533,600
Software & Services – (1.35%)
Microsoft Corp.	3,730	1,270,214
Technology Hardware & Equipment – (1.16%)
Samsung Electronics Co., Ltd. (South Korea)	19,960	1,099,062
Total Information Technology		14,902,876
MATERIALS – (2.47%)
Teck Resources Ltd., Class B (Canada)	55,380	2,331,498
Total Materials		2,331,498
TOTAL COMMON STOCK – (Identified cost $48,833,370)		94,004,585

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.52%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (a)	$266,000	$266,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (b)	228,000	228,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $494,000)		494,000
Total Investments – (100.14%) – (Identified cost $49,327,370)		94,498,585
Liabilities Less Other Assets – (0.14%)		(134,436)
Net Assets – (100.00%)		$94,364,149

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 06/30/23, repurchase value of $266,112 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.09%, 12/01/29-06/01/52, total market value $271,320).
(b)
Dated 06/30/23, repurchase value of $228,096 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$232,560).

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO
Statement of Assets and Liabilities
At June 30, 2023 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$94,498,585
Cash	5,157
Receivables:
Capital stock sold	8,700
Dividends and interest	111,857
Prepaid expenses	1,512
Total assets	94,625,811

LIABILITIES:
Payables:
Capital stock redeemed	178,743
Accrued investment advisory fees	45,250
Other accrued expenses	37,669
Total liabilities	261,662

NET ASSETS	$94,364,149

SHARES OUTSTANDING	15,054,076

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$6.27

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$15,054

Additional paid-in capital	43,508,956

Distributable earnings	50,840,139
Net Assets	$94,364,149

*Including:
Cost of investments	$49,327,370
See Notes to Financial Statements

DAVIS VALUE PORTFOLIO
Statement of Operations
For the six months ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$837,517
Interest		26,009
Total income		863,526

Expenses:
Investment advisory fees (Note 3)	$244,023
Custodian fees	11,936
Transfer agent fees	6,344
Audit fees	12,372
Legal fees	3,870
Accounting fees (Note 3)	2,502
Reports to shareholders	3,227
Directors’ fees and expenses	29,530
Registration and filing fees	23
Miscellaneous	10,608
Total expenses		324,435
Net investment income		539,091

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		5,108,533
Foreign currency transactions		(1,153)
Net realized gain		5,107,380
Net increase in unrealized appreciation		9,775,398
Net realized and unrealized gain on investments and foreign currency transactions		14,882,778
Net increase in net assets resulting from operations		$15,421,869

*Net of foreign taxes withheld of		$10,796
See Notes to Financial Statements

DAVIS VALUE PORTFOLIO
Statements of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022

OPERATIONS:
Net investment income	$539,091	$1,166,575
Net realized gain from investments and foreign currency transactions	5,107,380	32,032,353
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	9,775,398	(71,152,891)
Net increase (decrease) in net assets resulting from operations	15,421,869	(37,953,963)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(22,187,016)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,476,060)	(72,736,831)

Total increase (decrease) in net assets	8,945,809	(132,877,810)

NET ASSETS:
Beginning of period	85,418,340	218,296,150
End of period	$94,364,149	$85,418,340
See Notes to Financial Statements

DAVIS VALUE PORTFOLIO
Notes to Financial Statements
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation  - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$13,611,391	$–	$–	$13,611,391
Consumer Discretionary	6,875,937	1,763,716	–	8,639,653
Consumer Staples	997,676	–	–	997,676
Financials	34,587,548	8,665,487	–	43,253,035
Health Care	7,151,951	–	–	7,151,951
Industrials	3,116,505	–	–	3,116,505
Information Technology	13,803,814	1,099,062	–	14,902,876
Materials	2,331,498	–	–	2,331,498
Short-Term Investments	–	494,000	–	494,000
Total Investments	$82,476,320	$12,022,265	$–	$94,498,585

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.
Federal Income Taxes  - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

DAVIS VALUE PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes  - (Continued)
The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2023, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.
At June 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$50,333,035

Unrealized appreciation	48,050,181
Unrealized depreciation	(3,884,631)
Net unrealized appreciation	$44,165,550
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders -  Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation payments, passive foreign investment company shares, equalization, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were $2,891,682 and $7,570,177, respectively.

DAVIS VALUE PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%, until May 1, 2024. After that date, there is no assurance that the Adviser will continue to cap expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2023 amounted to $2,502.
NOTE 4 - CAPITAL STOCK
At June 30, 2023, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2023 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	132,645	–	(1,252,309)	(1,119,664)
Value:	$752,350	$–	$(7,228,410)	$(6,476,060)

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	418,390	4,274,955	(12,818,466)	(8,125,121)
Value:	$3,207,743	$22,187,016	$(98,131,590)	$(72,736,831)
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2023, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS VALUE PORTFOLIO
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six Months ended June 30, 2023 (Unaudited)	Year ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.28	$8.98	$9.17	$8.48	$6.89	$10.19

Income (Loss) from Investment Operations:
Net Investment Income[a]	0.03	0.07	0.06	0.06	0.07	0.09
Net Realized and Unrealized Gains (Losses)	0.96	(1.91)	1.59	0.93	2.09	(1.49)
Total from Investment Operations	0.99	(1.84)	1.65	0.99	2.16	(1.40)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.10)	(0.07)	(0.06)	(0.14)	(0.09)
Distributions from Realized Gains	–	(1.76)	(1.77)	(0.24)	(0.43)	(1.81)
Total Dividends and Distributions	–	(1.86)	(1.84)	(0.30)	(0.57)	(1.90)

Net Asset Value, End of Period	$6.27	$5.28	$8.98	$9.17	$8.48	$6.89

Total Return[b]	18.75%	(20.13)%	17.85%	11.72%	31.17%	(13.60)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$94,364	$85,418	$218,296	$212,366	$217,068	$194,007
Ratio of Expenses to Average Net Assets:
Gross	0.73% [c]	0.69%	0.65%	0.65%	0.64%	0.64%
Net[d]	0.73% [c]	0.69%	0.65%	0.65%	0.64%	0.64%
Ratio of Net Investment Income to Average
Net Assets	1.22% [c]	0.92%	0.52%	0.71%	0.90%	0.86%
Portfolio Turnover Rate[e]	3%	8%	20%	13%	8%	23%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2023. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Value Portfolio (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether:
1.
The Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

DAVIS VALUE PORTFOLIO
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap value funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Morningstar U.S. Insurance Large Blend category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 20 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 8 out of 20 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2022. The Fund outperformed the S&P 500® in 3 out of 15 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 4 out of 15 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2022.
The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2024.

DAVIS VALUE PORTFOLIO
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO
Liquidity Risk Management Program
Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.
The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.
The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund's liquidity risk based on a variety of factors including the Fund's (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund's investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Fund's Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2022 through March 31, 2023. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund's investment portfolio, is found in the Fund's Prospectus and Statement of Additional Information.

DAVIS VALUE PORTFOLIO
Directors and Officers
For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider); Director, The Coca-Cola Company (beverage company).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

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DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

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DVP_SAR_2023

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 11, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 11, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 11, 2023